UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-01597
                                  ----------------------------------------------

                           Christian Stewardship Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

5847 San Felipe, Houston TX                              77057
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)

InCap Service Company, Willow Grove PA 19090
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800 262-6631
                                                   -----------------------------

Date of fiscal year end:  04/30/2004
                        --------------------

Date of reporting period:  10/31/2003
                         -------------------

ITEM 1.

October 31, 2003

                                                       -------------------------
                                                           Semi-Annual Report
                                                       -------------------------

                         csf Christian Stewardship Funds
                             ---------------------------------------------------
                             CONFORMING MARKET INDEXES TO CHRISTIAN VALUES

            CHRISTIAN STEWARDSHIP FUNDS - LARGE CAP EQUITY INDEX FUND

Dear Shareholder:

We are pleased to present the semi-annual report for Christian Stewardship Funds
- Large Cap Equity Index Fund for the period ended October 31, 2003.

ECONOMIC OVERVIEW

The third quarter 2003 was one in which it appeared that both the economy and the equity market demonstrated that the signs of recovery were indeed pointing toward continued growth, but there were also many financial markets and world events about which the U.S. stock and bond markets could find reason to worry. These issues include some familiar themes such as: events in the Middle East, an over extended consumer, rising mortgage rates, a falling dollar, and the lack of job growth.

We expect the economic stimulus that began to take place months ago (and continues now) to pave the way for continued economic growth, increased earnings, and a rising equity market. Evidence that job growth is beginning to pick up is becoming more visible. For example, the demand for temporary help is rising. This is usually a precursor to establishment of permanent jobs. Hiring plans by the small business sector have risen sharply. In addition, it would appear that new claims for unemployment have peaked.

A concern parallel to employment has been business capital spending. In this area as well, signs of life are beginning to appear. During the second quarter, spending on Information Technology ("IT") grew at an annual rate of 16%. This is important for two reasons: 1) IT spending now constitutes a significant portion of all capital spending, and 2) IT spending represents the bulk of capital expenditures in the service sector. IT spending in the service sector is important because services have long replaced manufacturing as the most significant component of economic activity. Secondly, increased IT spending will lead to increased productivity which contributes to maintaining a stable price level.

Equity markets responded positively in anticipation of better economic times to come. For the third quarter, the S&P 500 was up 2.64%, bringing the year-to-date increase up to 14.71%. The third quarter also brought a reversal of the results from the second quarter in that higher-quality, more profitable companies out performed lower-quality, less profitable companies.

As this commentary is written, the equity market is up 20% year-to-date, and is up 34% from the bear market low reached in October of last year. The S&P 500 is still 30% below its all time high reached in March of 2000. We find the markets recovery encouraging, and its drop from those highs as an opportunity to capture more upside going forward.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,


/s/ Edward L. Jaroski                   /s/ Dan E. Watson

Edward L. Jaroski                       Dan E. Watson
President and Chairman of the Board     Executive Vice President

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                      Shares               Value
                                                      ------               -----

COMMON STOCK (99.48%)

ADVERTISING (0.24%)
Interpublic Group Cos., Inc.                             390            $  5,803
Omnicom Group                                            150              11,970
                                                                        --------
                                                                          17,773
                                                                        --------

AEROSPACE/DEFENSE (1.55%)
Boeing Co.                                               680              26,173
General Dynamics Corp.                                   130              10,881
Goodrich Corp.                                           110               3,038
Lockheed Martin Corp.                                    380              17,617
Northrop Grumman Corp.                                   129              11,533
Raytheon Co.                                             330               8,738
Rockwell Collins, Inc.                                   230               6,314
United Technologies Corp.                                350              29,641
                                                                        --------
                                                                         113,935
                                                                        --------

AGRICULTURE (0.07%)
Monsanto Co.                                             214               5,361
                                                                        --------
AIRLINES (0.23%)
Delta Air Lines, Inc.                                    110               1,432
Southwest Airlines Co.                                   795              15,423
                                                                        --------
                                                                          16,855
                                                                        --------

APPAREL (0.37%)
Jones Apparel Group, Inc.                                100               3,450
Liz Claiborne, Inc.                                      100               3,689
Nike, Inc.                                               210              13,419
Reebok International Ltd.                                 50               1,948
VF Corp.                                                 110               4,669
                                                                        --------
                                                                          27,175
                                                                        --------

APPLIANCES (0.06%)
Maytag Corp.                                              40               1,016
Whirlpool Corp.                                           50               3,523
                                                                        --------
                                                                           4,539
                                                                        --------

AUTO PARTS & EQUIPMENT (0.21%)
Cooper Tire & Rubber Co.                                  80               1,573
Dana Corp.                                               150               2,442
Delphi Corp.                                             640               5,696

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

Goodyear Tire & Rubber Co.                                 190          $  1,303
Johnson Controls, Inc.                                      30             3,226
Visteon Corp.                                              154               995
                                                                        --------
                                                                          15,235
                                                                        --------

AUTOMOBILE MANUFACTURERS (0.62%)
Ford Motor Co.                                           1,700            20,621
General Motors Corp.                                       440            18,775
Navistar International Corp. *                              20               809
Paccar, Inc.                                                65             5,132
                                                                        --------
                                                                          45,337
                                                                        --------

BANKS (8.62%)
AmSouth Bancorp                                            410             9,684
Bank of America Corp.                                    1,100            83,303
Bank of New York Co., Inc.                                 600            18,714
Bank One Corp.                                             980            41,601
BB&T Corp.                                                 430            16,628
Charter One Financial, Inc.                                258             8,246
Comerica, Inc.                                             180             9,266
Fifth Third Bancorp                                        463            26,835
First Tennessee National Corp.                             110             4,990
FleetBoston Financial Corp.                                833            33,645
Golden West Financial Corp.                                 70             7,030
Huntington Bancshares, Inc.                                286             6,195
Keycorp                                                    530            14,973
Marshall & Ilsley Corp.                                    240             8,597
Mellon Financial Corp.                                     360            10,753
National City Corp.                                        620            20,249
North Fork Bancorporation, Inc.                            160             6,237
Northern Trust Corp.                                       150             6,968
PNC Financial Services Group, Inc.                         290            15,535
Regions Financial Corp.                                    250             9,187
SouthTrust Corp.                                           380            12,103
State Street Corp.                                         280            14,661
SunTrust Banks, Inc.                                       230            15,426
Synovus Financial Corp.                                    350             9,660
Union Planters Corp.                                       255             8,484
US Bancorp                                               1,603            43,634
Wachovia Corp.                                           1,130            51,833
Washington Mutual, Inc.                                    820            35,875
Wells Fargo & Co.                                        1,360            76,595
Zions Bancorporation                                        90             5,516
                                                                        --------
                                                                         632,423
                                                                        --------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                         Shares            Value
                                                         ------            -----

BIOTECHNOLOGY (1.12%)
Amgen, Inc. *                                               996         $ 61,513
Biogen, Inc. *                                              100            4,047
Chiron Corp. *                                              150            8,194
Genzyme Corp. *                                             150            6,885
Millipore Corp. *                                            40            1,754
                                                                        --------
                                                                          82,393
                                                                        --------

BUILDING MATERIALS (0.26%)
American Standard Cos., Inc. *                               30            2,871
Masco Corp.                                                 440           12,100
Vulcan Materials Co.                                         90            3,988
                                                                        --------
                                                                          18,959
                                                                        --------

CHEMICALS (1.71%)
Air Products & Chemicals, Inc.                              200            9,082
Ashland, Inc.                                                60            2,234
Dow Chemical Co.                                            705           26,571
Du Pont EI de Nemours & Co.                                 870           35,148
Eastman Chemical Co.                                         60            1,948
Ecolab, Inc.                                                220            5,916
Engelhard Corp.                                             140            4,001
Great Lakes Chemical Corp.                                   50            1,075
Hercules, Inc.                                              100            1,045
International Flavors & Fragrances, Inc.                    170            5,627
PPG Industries, Inc.                                        170            9,800
Praxair, Inc.                                               120            8,350
Rohm & Haas Co.                                             170            6,681
Sherwin-Williams Co.                                        150            5,031
Sigma-Aldrich Corp.                                          60            3,147
                                                                        --------
                                                                         125,656
                                                                        --------

COMMERCIAL SERVICES (1.07%)
Apollo Group, Inc. *                                        130            8,259
Cendant Corp. *                                             840           17,161
Concord EFS, Inc. *                                         420            4,490
Convergys Corp. *                                           200            3,212
Deluxe Corp.                                                 80            3,230
Equifax, Inc.                                               160            3,910
H&R Block, Inc.                                             140            6,593
McKesson Corp.                                              250            7,567
Moody's Corp.                                               140            8,096
Paychex, Inc.                                               305           11,871
R.R. Donnelley & Sons Co.                                   170            4,420
                                                                        --------
                                                                          78,809
                                                                        --------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

COMPUTER HARDWARE (4.25%)
Apple Computer, Inc. *                                     290          $  6,638
Dell Computer Corp. *                                    1,930            69,712
EMC Corp. *                                              1,730            23,943
ESC Seagate Technology *                                   220                --
Gateway, Inc. *                                            430             2,167
Hewlett-Packard Co.                                      2,389            53,299
International Business Machines Corp.                    1,290           115,429
Lexmark International, Inc. *                               90             6,625
NCR Corp. *                                                 70             2,516
Network Appliance, Inc. *                                  280             6,910
Sun Microsystems, Inc. *                                 3,720            14,731
Veritas Software Corp. *                                   278            10,050
                                                                        --------
                                                                         312,020
                                                                        --------

COMPUTER SERVICES (0.45%)
Computer Sciences Corp. *                                  160             6,339
Electronic Data Systems Corp.                              380             8,151
Sungard Data Systems, Inc. *                               220             6,171
Symantec Corp. *                                           110             7,331
Unisys Corp. *                                             310             4,762
                                                                        --------
                                                                          32,754
                                                                        --------

COMPUTER SOFTWARE (5.13%)
Adobe Systems, Inc.                                        160             7,014
Autodesk, Inc.                                             100             1,925
Automatic Data Processing                                  530            20,002
BMC Software, Inc. *                                       170             2,955
Citrix Systems, Inc. *                                     140             3,539
Computer Associates International, Inc.                    430            10,114
Compuware Corp. *                                          430             2,417
Electronic Arts, Inc. *                                     90             8,914
First Data Corp.                                           630            22,491
Fiserv, Inc. *                                             170             6,004
IMS Health, Inc.                                           270             6,353
Intuit, Inc. *                                             160             7,997
Mercury Interactive Corp. *                                 50             2,322
Microsoft Corp.                                          8,220           214,953
Novell, Inc. *                                             330             1,937
Oracle Corp. *                                           3,960            47,362
Parametric Technology Corp. *                              270               840
Peoplesoft, Inc. *                                         210             4,360
Siebel Systems, Inc. *                                     430             5,414
                                                                        --------
                                                                         376,913
                                                                        --------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

CONSUMER PRODUCTS (0.20%)
American Greetings Corp. *                                 130          $  2,773
Clorox Co.                                                 220             9,966
Tupperware Corp.                                           110             1,655
                                                                        --------
                                                                          14,394
                                                                        --------

CONTAINERS (0.13%)
Ball Corp.                                                  40             2,248
Bemis Co.                                                   40             1,850
Pactiv Corp. *                                             160             3,528
Sealed Air Corp. *                                          40             2,129
                                                                        --------
                                                                           9,755
                                                                        --------

COSMETICS & TOILETRIES (2.74%)
Alberto-Culver Co.                                          90             5,706
Avon Products, Inc.                                        210            14,272
Colgate-Palmolive Co.                                      500            26,595
Gillette Co.                                               920            29,348
Kimberly-Clark Corp.                                       530            27,989
Procter & Gamble Co.                                       990            97,307
                                                                        --------
                                                                         201,217
                                                                        --------

DISTRIBUTION/WHOLESALE (0.15%)
Genuine Parts Co.                                          190             6,046
W.W. Grainger, Inc.                                        110             5,036
                                                                        --------
                                                                          11,082
                                                                        --------

DIVERSIFIED FINANCIAL SERVICES (8.39%)
American Express Co.                                     1,070            50,215
Bear Stearns Cos., Inc.                                     60             4,575
Capital One Financial Corp.                                160             9,728
Charles Schwab Corp.                                     1,220            16,543
Citigroup, Inc.                                          4,048           191,875
Countrywide Financial Corp.                                 80             8,410
Fannie Mae                                                 730            52,334
Federal Home Loan Mortgage Corp.                           560            31,433
Franklin Resources, Inc.                                   200             9,484
Goldman Sachs Group, Inc.                                  330            30,987
Janus Capital Group, Inc.                                  230             3,252
J.P. Morgan Chase & Co.                                  1,584            56,866

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       Shares              Value
                                                       ------              -----

Lehman Brothers Holdings, Inc.                            170           $ 12,240
MBNA Corp.                                              1,020             25,245
Merrill Lynch & Co., Inc.                                 710             42,032
Morgan Stanley                                            840             46,091
Providian Financial Corp. *                               400              4,444
SLM Corp.                                                 450             17,622
T. Rowe Price Group, Inc.                                  60              2,469
                                                                        --------
                                                                         615,845
                                                                        --------

DIVERSIFIED MACHINERY (0.59%)
Caterpillar, Inc.                                         260             19,053
Cummins, Inc.                                              20                948
Deere & Co.                                               200             12,124
Dover Corp.                                               160              6,243
Rockwell International, Inc.                              170              5,278
                                                                        --------
                                                                          43,646
                                                                        --------

DIVERSIFIED MANUFACTURING (5.15%)
3M Co.                                                    520             41,012
Cooper Industries Ltd.                                     80              4,232
Crane Co.                                                  60              1,686
Danaher Corp.                                              90              7,457
Eaton Corp.                                                30              3,007
General Electric Co.                                    7,890            228,889
Honeywell International, Inc.                             670             20,509
Illinois Tool Works, Inc.                                 230             16,916
Ingersoll-Rand Co.                                        150              9,060
ITT Industries, Inc.                                       90              6,119
Pall Corp.                                                120              2,808
Textron, Inc.                                             100              4,969
Tyco International Ltd.                                 1,506             31,445
                                                                        --------
                                                                         378,109
                                                                        --------

E-COMMERCE/SERVICES (0.42%)
eBay, Inc. *                                              480             26,851
Monster Worldwide, Inc. *                                 130              3,311
                                                                        --------
                                                                          30,162
                                                                        --------

ELECTRIC PRODUCTS (0.38%)
Emerson Electric Co.                                      400             22,700
Molex, Inc.                                               160              5,022
                                                                        --------
                                                                          27,722
                                                                        --------

ELECTRONIC COMPONENTS (0.59%)
Agilent Technologies, Inc. *                              314              7,825
American Power Conversion                                 150              3,035

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

Jabil Circuit, Inc. *                                      140          $  3,899
Parker Hannifin Corp.                                      110             5,607
Power-One, Inc. *                                           70               634
Sanmina-SCI Corp. *                                        660             6,963
Solectron Corp. *                                          850             4,709
Symbol Technologies, Inc.                                  240             2,998
Tektronix, Inc.                                             80             2,054
Thermo Electron Corp. *                                    210             4,616
Thomas & Betts Corp.                                        50               890
                                                                        --------
                                                                          43,230
                                                                        --------

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                                 70             2,596
                                                                        --------

FOOD (2.21%)
Albertson's, Inc.                                          400             8,116
Archer-Daniels-Midland Co.                                 738            10,590
Campbell Soup Co.                                          460            11,923
General Mills, Inc.                                        400            17,940
Hershey Foods Corp.                                        160            12,336
H.J. Heinz Co.                                             430            15,192
Kellogg Co.                                                430            14,246
Kroger Co. *                                               810            14,167
McCormick & Co.                                            110             3,260
Safeway, Inc. *                                            370             7,807
Supervalu, Inc.                                            170             4,287
Sysco Corp.                                                680            22,889
Wm. Wrigley Jr. Co.                                        310            17,484
Winn-Dixie Stores, Inc.                                    200             1,618
                                                                        --------
                                                                         161,855
                                                                        --------

FOREST & PAPER PRODUCTS (0.60%)
Boise Cascade Corp.                                         20               561
Georgia-Pacific Corp.                                      165             4,336
International Paper Co.                                    390            15,346
Louisiana-Pacific Corp. *                                  100             1,902
MeadWestvaco Corp.                                         157             4,069
Plum Creek Timber Co., Inc.                                170             4,480
Temple-Inland, Inc.                                         30             1,621
Weyerhaeuser Co.                                           190            11,444
                                                                        --------
                                                                          43,759
                                                                        --------

HEALTHCARE PRODUCTS (3.73%)
Bausch & Lomb, Inc.                                         60             2,890
Baxter International, Inc.                                 500            13,290

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                         Shares            Value
                                                         ------            -----

Becton Dickinson & Co.                                      270         $  9,871
Biomet, Inc.                                                260            9,324
Boston Scientific Corp. *                                   310           20,993
C.R. Bard, Inc.                                              40            3,202
Guidant Corp.                                               270           13,773
Johnson & Johnson                                         2,384          119,987
Medtronic, Inc.                                           1,030           46,937
St. Jude Medical, Inc. *                                    150            8,724
Stryker Corp.                                               150           12,166
Zimmer Holdings, Inc. *                                     195           12,443
                                                                        --------
                                                                         273,600
                                                                        --------

HEALTHCARE SERVICES (0.42%)
Anthem, Inc. *                                              140            9,580
Health Management Associates, Inc.                          360            7,974
Manor Care, Inc.                                            160            5,325
Quest Diagnostics                                           120            8,118
                                                                        --------
                                                                          30,997
                                                                        --------

HOME BUILDERS (0.12%)
Centex Corp.                                                 30            2,925
KB HOME                                                      40            2,740
Pulte Homes, Inc.                                            40            3,460
                                                                        --------
                                                                           9,125
                                                                        --------

HOME FURNISHINGS (0.15%)
Leggett & Platt, Inc.                                       210            4,387
Newell Rubbermaid, Inc.                                     290            6,612
                                                                        --------
                                                                          10,999
                                                                        --------

HOTELS & MOTELS (0.31%)
Hilton Hotels Corp.                                         490            7,762
Marriott International, Inc.                                220            9,504
Starwood Hotels & Resorts Worldwide, Inc.                   160            5,397
                                                                        --------
                                                                          22,663
                                                                        --------

HUMAN RESOURCES (0.06%)
Robert Half International, Inc. *                           200            4,722
                                                                        --------

INSTRUMENTS & CONTROLS (0.16%)
Applera Corp. - Applied Biosystems Group                    210            4,847
PerkinElmer, Inc.                                           190            3,422
Waters Corp. *                                              100            3,143
                                                                        --------
                                                                          11,412
                                                                        --------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

INSURANCE (4.93%)
ACE Ltd.                                                   200          $  7,200
Aflac, Inc.                                                470            17,146
Allstate Corp.                                             580            22,910
AMBAC Financial Group, Inc.                                 70             4,952
American International Group                             1,993           121,234
AON Corp.                                                  250             5,475
Chubb Corp.                                                140             9,353
Cincinnati Financial Corp.                                 160             6,547
Hartford Financial Services Group, Inc.                    240            13,176
Jefferson-Pilot Corp.                                      195             9,309
John Hancock Financial Services, Inc.                      230             8,131
Lincoln National Corp.                                     170             6,788
Marsh & McLennan Cos., Inc.                                470            20,092
MBIA, Inc.                                                 120             7,153
Metlife, Inc.                                              610            19,154
MGIC Investment Corp.                                       90             4,618
Principal Financial Group                                  320            10,032
Progressive Corp.                                          160            11,808
Prudential Financial, Inc.                                 480            18,547
Safeco Corp.                                               130             4,771
St. Paul Cos                                               170             6,482
Torchmark Corp.                                            150             6,582
Travelers Property Casualty Corp.                          589             9,642
UnumProvident Corp.                                        250             4,093
XL Capital Ltd.                                            100             6,950
                                                                        --------
                                                                         362,145
                                                                        --------

LEISURE & RECREATIONAL PRODUCTS (0.24%)
Brunswick Corp.                                            140             4,154
Hasbro, Inc.                                               220             4,796
Mattel, Inc.                                               470             9,099
                                                                        --------
                                                                          18,049
                                                                        --------

LINEN SUPPLY(0.07%)
Cintas Corp.                                               120             5,119
                                                                        --------

MEDIA (2.65%)
AOL Time Warner, Inc. *                                  3,445            52,674
Clear Channel Communications, Inc.                         510            20,818
Comcast Corp. *                                          1,599            54,272
Dow Jones & Co., Inc.                                       80             4,158
Gannett Co., Inc.                                          190            15,981
Knight-Ridder, Inc.                                         60             4,399
McGraw-Hill Cos., Inc.                                     200            13,390

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

Meredith Corp.                                              60          $  2,911
New York Times Co.                                         140             6,654
Tribune Co.                                                267            13,096
Univision Communications, Inc. *                           190             6,451
                                                                        --------
                                                                         194,804
                                                                        --------

METAL FABRICATION (0.03%)
Worthington Industries                                     150             2,187
                                                                        --------

MINING (0.59%)
Alcoa, Inc.                                                640            20,205
Freeport-McMoRan Copper & Gold, Inc.                       150             5,812
Newmont Mining Corp.                                       320            14,010
Phelps Dodge Corp. *                                        50             3,087
                                                                        --------
                                                                          43,114
                                                                        --------

MOTORCYCLE MANUFACTURER (0.17%)
Harley-Davidson, Inc.                                      270            12,801
                                                                        --------

OFFICE AUTOMATION & EQUIPMENT (0.31%)
Avery Dennison Corp.                                       110             5,784
Pitney Bowes, Inc.                                         240             9,864
Xerox Corp. *                                              690             7,245
                                                                        --------
                                                                          22,893
                                                                        --------

OIL & GAS (5.48%)
Amerada Hess Corp.                                          70             3,613
Anadarko Petroleum Corp.                                   159             6,936
Apache Corp.                                                82             5,717
Baker Hughes, Inc.                                         250             7,065
BJ Services Co. *                                           70             2,297
Burlington Resources, Inc.                                 120             5,837
ChevronTexaco Corp.                                        789            58,623
ConocoPhillips                                             546            31,204
Devon Energy Corp.                                         150             7,275
EOG Resources, Inc.                                         50             2,107
Exxon Mobil Corp.                                        5,370           196,435
Halliburton Co.                                            350             8,358
Kerr-McGee Corp.                                            50             2,075
Marathon Oil Corp.                                         300             8,871
Nabors Industries Ltd. *                                    60             2,268
Nicor, Inc.                                                 50             1,714
Noble Corp. *                                               50             1,716
Occidental Petroleum Corp.                                 370            13,046
Rowan Cos., Inc. *                                          70             1,677
Schlumberger Ltd.                                          490            23,015

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

Sunoco, Inc.                                                50          $  2,188
Transocean, Inc. *                                         190             3,646
Unocal Corp.                                               200             6,336
                                                                        --------
                                                                         402,019
                                                                        --------

PHARMACEUTICALS (7.76%)
Abbott Laboratories                                      1,310            55,832
Allergan, Inc.                                             110             8,318
AmerisourceBergen Corp.                                    100             5,677
Bristol-Myers Squibb Co.                                 1,570            39,831
Cardinal Health, Inc.                                      375            22,252
Eli Lilly & Co.                                            870            57,959
Forest Laboratories, Inc. *                                300            15,003
King Pharmaceuticals, Inc. *                               203             2,720
Medco Health Solutions, Inc. *                             220             7,304
Medimmune, Inc. *                                          180             4,799
Merck & Co., Inc.                                        1,830            80,978
Pfizer, Inc.                                             6,283           198,543
Schering-Plough Corp.                                    1,180            18,019
Watson Pharmaceuticals, Inc. *                              90             3,534
Wyeth                                                    1,100            48,554
                                                                        --------
                                                                         569,323
                                                                        --------

PHOTOGRAPHY EQUIPMENT (0.09%)
Eastman Kodak Co.                                          260             6,352
                                                                        --------

PIPELINES (0.26%)
Dynegy, Inc.                                               580             2,326
El Paso Corp.                                              482             3,538
Kinder Morgan, Inc.                                        100             5,355
Williams Cos., Inc.                                        750             7,650
                                                                        --------
                                                                          18,869
                                                                        --------

REAL ESTATE INVESTMENT TRUSTS (0.36%)
Apartment Investment & Management Co.                       20               818
Equity Office Properties Trust                             480            13,445
Equity Residential                                         280             8,190
Simon Property Group, Inc.                                  80             3,606
                                                                        --------
                                                                          26,059
                                                                        --------

RETAIL STORES (7.51%)
AutoNation, Inc. *                                          30               561
Autozone, Inc. *                                            50             4,805

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                      Shares               Value
                                                      ------               -----

Bed Bath & Beyond, Inc. *                                230            $  9,715
Best Buy Co., Inc.                                       240              13,994
Big Lots, Inc. *                                         100               1,501
Circuit City Stores, Inc.                                220               2,099
Costco Wholesale Corp. *                                 340              12,026
CVS Corp.                                                330              11,609
Dillard's, Inc.                                           80               1,294
Dollar General Corp.                                     377               8,471
Family Dollar Stores                                     140               6,105
Federated Department Stores                              160               7,608
Gap, Inc.                                                730              13,928
Home Depot, Inc.                                       1,860              68,950
J.C. Penney Co., Holding Co.                             220               5,203
Kohl's Corp. *                                           270              15,139
Lowe's Cos., Inc.                                        600              35,358
Limited Brands                                           600              10,560
May Department Stores Co.                                290               8,108
Nordstrom, Inc.                                          130               3,964
Office Depot, Inc. *                                     320               4,778
RadioShack Corp.                                         150               4,499
Sears Roebuck Co.                                        260              13,684
Staples, Inc. *                                          420              11,264
Target Corp.                                             750              29,805
Tiffany & Co.                                            120               5,694
TJX Cos., Inc.                                           470               9,865
Toys R US, Inc. *                                        270               3,510
Walgreen Co.                                             840              29,249
Wal-Mart Stores, Inc.                                  3,360             198,072
                                                                        --------
                                                                         551,418
                                                                        --------

SEMICONDUCTORS (4.30%)
Advanced Micro Devices, Inc. *                           310               4,712
Altera Corp. *                                           270               5,462
Analog Devices, Inc.                                     280              12,412
Applied Materials, Inc. *                              1,200              28,044
Applied Micro Circuits Corp. *                           400               2,328
Broadcom Corp. *                                         160               5,112
Intel Corp.                                            4,770             157,648
Kla-Tencor Corp. *                                       130               7,453
Linear Technology Corp.                                  240              10,226
LSI Logic Corp. *                                        450               4,158
Maxim Integrated Products                                220              10,936
Micron Technology, Inc. *                                470               6,740
National Semiconductor Corp. *                            90               3,657
Novellus Systems, Inc. *                                  70               2,890
Nvidia Corp. *                                            70               1,238

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

PMC - Sierra, Inc. *                                       160          $  2,907
QLogic Corp. *                                              60             3,363
Teradyne, Inc. *                                           110             2,506
Texas Instruments, Inc.                                  1,320            38,174
Xilinx, Inc. *                                             190             6,023
                                                                        --------
                                                                         315,989
                                                                        --------

STEEL PRODUCERS (0.11%)
Allegheny Technologies, Inc.                               140             1,071
Nucor Corp.                                                 70             3,838
United States Steel Corp.                                  140             3,311
                                                                        --------
                                                                           8,220
                                                                        --------

TELECOMMUNICATIONS (6.60%)
ADC Telecommunications, Inc. *                             690             1,760
Alltel Corp.                                               310            14,654
Andrew Corp. *                                              80             1,046
AT&T Corp.                                                 558            10,373
AT&T Wireless Services, Inc. *                           2,302            16,689
Avaya, Inc. *                                              348             4,503
BellSouth Corp.                                          1,510            39,728
CenturyTel, Inc.                                           100             3,575
CIENA Corp. *                                              420             2,692
Cisco Systems, Inc. *                                    5,290           110,984
Citizens Communications Co. *                              300             3,735
Comverse Technology, Inc. *                                180             3,247
Corning, Inc. *                                          1,070            11,749
JDS Uniphase Corp. *                                     1,740             6,177
Lucent Technologies, Inc. *                              4,400            14,080
Motorola, Inc.                                           1,890            25,572
Nextel Communications, Inc. *                              720            17,424
Qualcomm, Inc.                                             590            28,025
Qwest Communications International *                     1,855             6,548
SBC Communications, Inc.                                 2,660            63,787
Scientific-Atlanta, Inc.                                   140             4,144
Sprint Corp.-FON Group                                     650            10,400
Sprint Corp.-PCS Group *                                 1,250             5,437
Tellabs, Inc. *                                            430             3,238
Verizon Communications, Inc.                             2,221            74,626
                                                                        --------
                                                                         484,193
                                                                        --------

TOOLS (0.09%)
Black & Decker Corp.                                        60             2,869
Snap-On, Inc.                                               60             1,760
Stanley Works                                               60             2,000
                                                                        --------
                                                                           6,629
                                                                        --------

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                        Shares             Value
                                                        ------             -----

TRANSPORTATION (1.64%)
Burlington Northern Santa Fe Corp.                         410          $ 11,865
CSX Corp.                                                  170             5,409
FedEx Corp.                                                210            15,910
Norfolk Southern Corp.                                     410             8,262
Union Pacific Corp.                                        260            16,276
United Parcel Service, Inc.                                860            62,367
                                                                        --------
                                                                         120,089
                                                                        --------

TRAVEL SERVICES (0.03%)
Sabre Holdings Corp.                                       100             2,191
                                                                        --------

TRUCKING & LEASING (0.03%)
Ryder System, Inc.                                          70             2,100
                                                                        --------

UTILITIES (3.49%)
AES Corp. *                                                710             6,213
Allegheny Energy, Inc. *                                   150             1,587
Ameren Corp.                                               230            10,270
American Electric Power Co., Inc.                          324             9,134
Calpine Corp. *                                            440             2,028
Centerpoint Energy, Inc.                                   300             2,943
Cinergy Corp.                                              270             9,804
CMS Energy Corp.                                           120               974
Consolidated Edison, Inc.                                  280            11,332
Constellation Energy Group, Inc.                           190             6,910
Dominion Resources, Inc.                                   270            16,632
DTE Energy Co.                                             230             8,482
Duke Energy Corp.                                          680            12,342
Edison International                                       440             8,672
Entergy Corp.                                              230            12,397
Exelon Corp.                                               270            17,131
FirstEnergy Corp.                                          320            11,005
FPL Group, Inc.                                            170            10,836
KeySpan Corp.                                              200             6,994
NiSource, Inc.                                             210             4,349
Peoples Energy Corp.                                        30             1,214
PG&E Corp. *                                               440            10,758
Pinnacle West Capital Corp.                                 90             3,290
PPL Corp.                                                  180             7,186
Progress Energy, Inc.                                      230             9,913
Public Service Enterprise Group, Inc.                      210             8,583

                                                     CHRISTIAN STEWARDSHIP FUNDS
                                                     LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - October 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       Shares             Value

Sempra Energy                                             240       $     6,672
Southern Co.                                              800            23,840
TECO Energy, Inc.                                         110             1,444
TXU Corp.                                                 270             6,161
Xcel Energy, Inc.                                         441             7,232
                                                                    -----------
                                                                        256,328
                                                                    -----------
WASTE DISPOSAL (0.24%)
Allied Waste Industries, Inc. *                           340             3,835
Waste Management, Inc.                                    540            13,997
                                                                    -----------
                                                                         17,832
                                                                    -----------
TOTAL COMMON STOCK (Cost $8,723,418)                                $ 7,301,750
                                                                    -----------
                                                      Shares
                                                      ------
MONEY MARKET SWEEP (0.37%)
Fifth Third Institutional Government Select
Money Market Fund, 0.79% **
(Cost $27,329)                                         27,329            27,329
                                                                    -----------
           TOTAL INVESTMENTS (Cost $8,750,747) (99.85%)             $ 7,329,079
           OTHER ASSETS IN EXCESS OF LIABILITIES (0.15%)                 11,131
                                                                    -----------
           NET ASSETS (100%)                                        $ 7,340,210
                                                                    ===========

Cost for federal income tax at October 31, 2003 was $8,750,747 and net unrealized depreciation consisted of:
   Gross unrealized appreciation                                    $   585,922
   Gross unrealized depreciation                                     (2,007,590)
                                                                    -----------
   Net unrealized depreciation                                      $(1,421,668)
                                                                    ===========

* Non-income  producing  investment
** Variable rate security; the rate shown represents the rate at October 31, 2003.

    The accompanying notes are an integral part of the financial statements.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003 (Unaudited)                         LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

Assets:
     Investments, at value (identified cost $8,750,747)            $  7,329,079
     Receivables:
        Dividends and interest                                           10,744
        Fund shares sold                                                    150
     Prepaid expenses                                                     2,807
                                                                   ------------
          Total assets                                                7,342,780
                                                                   ------------
Liabilities:
   Payables:
        Accrued expenses                                                    798
        Due to advisor                                                    1,390
        Distribution fees                                                   382
                                                                   ------------
          Total liabilities                                               2,570
                                                                   ------------
Net Assets                                                         $  7,340,210
                                                                   ============
Net Assets consist of:
   Paid-in capital                                                 $ 12,949,717
   Net investment loss                                                     (596)
   Accumulated realized loss on investments                          (4,187,243)
   Net unrealized depreciation on investments                        (1,421,668)
                                                                   ------------
Net Assets (407,960 shares outstanding;
15,000,000 shares of $0.001 par value authorized)                  $  7,340,210
                                                                   ============

Individual Shares (Note 1):
   Net assets for 31,410 shares outstanding                        $    566,516
   Net asset value and redemption price                            $      18.04

Institutional Shares (Note 1):
   Net assets for 376,550 shares outstanding                       $  6,773,694
   Net asset value and redemption price                            $      17.99

    The accompanying notes are an integral part of the financial statements.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENT OF OPERATIONS For the Period Ended October 31, 2003 (Unaudited)
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                             $    173
   Dividends                                                              64,283
   Other income                                                                9
                                                                        --------
          Total Investment Income                                         64,465
                                                                        --------

Expenses:
   Investment advisory fees (Note 4)                                       5,304
   Administration fee (Note 4)                                             2,652
   Accounting fee                                                          4,515
   Custodian fees                                                          6,904
   Distribution fees (Note 5):
     Individual Class                                                        869
     Institutional Class                                                   1,594
   Directors' expense                                                      1,409
   Audit fees                                                              5,141
   Legal fees                                                             14,282
   Registration fees                                                       2,770
   Reports to shareholders                                                   624
   Other                                                                   6,691
                                                                        --------
        Total expenses                                                    52,755
                                                                        --------

   Net investment income                                                  11,710
                                                                        --------

Realized gain on investments:
   Net realized gain on investments                                        1,192
   Net unrealized appreciation during the period on investments          900,142
                                                                        --------
   Net gain on investments                                               901,334
                                                                        --------

Net increase in net assets resulting from operations                    $913,044
                                                                        ========

    The accompanying notes are an integral part of the financial statements.

CHRISTIAN STEWARDSHIP FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                     LARGE CAP EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                                                                Period Ended          Year Ended
                                                                                              October 31, 2003      April 30, 2003
                                                                                              ----------------      --------------
                                                                                                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
   Net investment income                                                                        $     11,710         $     19,285
   Net realized gain (loss) on investments                                                             1,192           (3,738,377)
   Net unrealized appreciation during the period on investments                                      900,142            1,202,106
                                                                                                ------------         ------------
Net increase (decrease) in net assets resulting from operations                                      913,044           (2,516,986)
                                                                                                ------------         ------------
Distributions to shareholders from:
   Net investment income
     Individual Class                                                                                   (688)                (756)
     Institutional Class                                                                             (11,618)             (22,225)
                                                                                                ------------         ------------
Total Distributions                                                                                  (12,306)             (22,981)
                                                                                                ------------         ------------
Increase (decrease) in net assets from Fund share transactions (Note 6)                              236,417           (6,369,326)
                                                                                                ------------         ------------
Increase (decrease) in net assets                                                                  1,137,155           (8,909,293)

Net Assets:
   Beginning of period                                                                             6,203,055           15,112,348
                                                                                                ------------         ------------
   End of period (including undistributed net investment income of $0 and $0, respectively)     $  7,340,210         $  6,203,055
                                                                                                ------------         ------------

    The accompanying notes are an integral part of the financial statements.

CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS                                 LARGE CAP EQUITY INDEX FUND

--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                               For the Period Ended                For the Year Ended
                                                                  October 31, 2003                   April 30, 2003
                                                            -----------------------------     ----------------------------
                                                                   (Unaudited)
                                                            Individual      Institutional     Individual     Institutional
                                                            ----------      -------------     ----------     -------------
Net Asset Value - Beginning of Period                        $   15.82       $     15.77       $   18.27      $     18.20
                                                             ---------       -----------       ---------      -----------
Investment Operations:
     Net investment income (loss)                                 0.02              0.03           (0.02)(2)         0.04
     Net realized and unrealized gain (loss) on investments       2.22              2.22           (2.41)           (2.44)
                                                             ---------       -----------       ---------      -----------
               Total from investment operations                   2.24              2.25           (2.43)           (2.40)
                                                             ---------       -----------       ---------      -----------

Distributions:
     From net investment income                                  (0.02)            (0.03)          (0.02)           (0.03)
     From net realized capital gain                                 --                --              --               --
                                                             ---------       -----------       ---------      -----------
               Total distributions                               (0.02)            (0.03)          (0.02)           (0.03)
                                                             ---------       -----------       ---------      -----------

Net Asset Value - End of Period                              $   18.04       $     17.99       $   15.82      $     15.77
                                                             =========       ===========       =========      ===========

Total Return                                                    14.16%            14.28%         (13.28)%         (13.16)%

Ratios of expenses to average net assets:
     before fee waivers                                          1.67%(1)          1.47%(1)        1.81%            1.61%
     after fee waivers                                           1.67%(1)          1.47%(1)        1.81%            1.61%
Ratios of net investment income to average net assets:
     before fee waivers                                          0.15%(1)          0.35%(1)        0.02%            0.22%
     after fee waivers                                           0.15%(1)          0.35%(1)        0.02%            0.22%

Portfolio turnover rate                                          7.69%             7.69%          17.23%           17.23%
Net assets, end of period                                    $ 566,516       $ 6,773,694       $ 671,890      $ 5,531,165
                                                                For the Year Ended                For the Period Ended
                                                                   April 30,2002                     April 30,2001
                                                            ----------------------------     ------------------------------

                                                            Individual     Institutional     Individual**     Institutional***
                                                            ----------     -------------     ----------       -------------
Net Asset Value - Beginning of Period                        $   21.33      $      21.32      $   24.34       $      25.00
                                                             ---------      ------------      ---------       ------------
Investment Operations:
     Net investment income (loss)                                (0.05)(2)          0.03(2)        0.03               0.08
     Net realized and unrealized gain (loss) on investments      (2.94)            (2.97)         (3.01)             (3.68)
                                                             ---------      ------------      ---------       ------------
               Total from investment operations                  (2.99)            (2.94)         (2.98)             (3.60)
                                                             ---------      ------------      ---------       ------------

Distributions:
     From net investment income                                  (0.07)            (0.18)         (0.03)             (0.08)
     From net realized capital gain                                 --                --             --                 --
                                                             ---------      ------------      ---------       ------------
               Total distributions                               (0.07)            (0.18)         (0.03)             (0.08)
                                                             ---------      ------------      ---------       ------------

Net Asset Value - End of Period                              $   18.27      $      18.20      $   21.33       $      21.32
                                                             =========      ============      =========       ============

Total Return                                                   (14.05)%          (13.82)%       (12.26)%           (14.42)%

Ratios of expenses to average net assets:
     before fee waivers                                          1.45%             1.25%          1.21%(1)           1.01%(1)
     after fee waivers                                           1.42%             1.22%          1.06%(1)           0.86%(1)
Ratios of net investment income to average net assets:
     before fee waivers                                         (0.08)%            0.12%         (0.03)%(1)          0.17%(1)
     after fee waivers                                          (0.05)%            0.15%          0.12%(1)           0.32%(1)

Portfolio turnover rate                                         11.90%            11.90%         44.93%             44.93%
Net assets, end of period                                    $ 475,259      $ 14,637,089      $ 120,336       $ 11,519,800

(1) Annualized
(2) Based on the average daily number of shares outstanding throughout the period
** The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000.
*** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

    The accompanying notes are an integral part of the financial statements.

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2003 (Unaudited)
================================================================================

(1)   ORGANIZATION

      The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc., (the "Company") an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of one diversified series: the Large Cap Equity Index Fund (the "Fund).

      The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)   INVESTMENT OBJECTIVES

      As a matter of fundamental investment policy, the Fund seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for the Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

      The Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time.

(3)   SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

      A.    SECURITY VALUATION

            Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

            Money market securities held by the Fund are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

            Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors.

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2003 (Unaudited)
================================================================================

(3)   SIGNIFICANT ACCOUNTING POLICIES - (Continued)

      B.    FEDERAL INCOME TAXES

            It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provisions are required.

            Net investment income (loss) and net realized gain (loss) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      C.    SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

            Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      D.    REPURCHASE AGREEMENTS

            In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

      E.    USE OF ESTIMATES

            In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      F.    SECURITIES LENDING TRANSACTIONS

            The Fund may receive compensation in the form of fees, or it retains a portion of interest of any cash received as collateral for lending securities. The Fund also continues to receive interest and dividends on securities loaned. The loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund. There were no securities on loan as of October 31, 2003.

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2003 (Unaudited)
================================================================================

(4)   INVESTMENT ADVISER AND ADMINISTRATOR

      Capstone Asset Management Company ("Capstone") serves as the Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Fund in accordance with the investment objective. As compensation for its services the Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fee for the Fund is calculated at the annual rate of 0.15% on the first $500 million of the Fund's collective average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion.

      Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's average daily net assets.

(5)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

      Capstone  Asset  Planning  Company  (the  "Distributor")   serves  as  the
      Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

      The Individual and Institutional Class shares of the Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and
      Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

      For the period ended October 31, 2003, the Distributor received $2,463 for the Large Cap Equity Index Fund.

      Certain officers of the Company are also officers of Capstone and the Distributor.

(6)   SHARES OF CAPITAL STOCK

      Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the period from May 1, 2003 to October 31, 2003, were as follows:

                                        INDIVIDUAL             INSTITUTIONAL
                                  ---------------------   ---------------------
                                    SHARES     DOLLARS      SHARES     DOLLARS
                                  ---------   ---------   ---------   ---------
Large Cap Equity Index Fund
   Sold                               5,530   $  93,755      29,883   $ 500,516
   Reinvested                            39         688         582      10,219
   Redeemed                         (16,639)   (288,510)     (4,682)    (80,251)
                                  ---------   ---------   ---------   ---------
     Net Increase/(Decrease)        (11,070)  $(194,067)     25,783   $ 430,484
                                  =========   =========   =========   =========

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2003 (Unaudited)
================================================================================

(6)   SHARES OF CAPITAL STOCK - (Continued)

      Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the year from May 1, 2002 to April 30, 2003, were as follows:

                                        INDIVIDUAL             INSTITUTIONAL
                                   -------------------   ----------------------
                                   SHARES     DOLLARS     SHARES      DOLLARS
                                   -------   ---------   --------   -----------
Large Cap Equity Index Fund
   Sold                             17,991   $ 290,721     51,986   $   812,559
   Reinvested                           49         756        696        10,928
   Redeemed                         (1,569)    (24,704)  (506,218)   (7,459,586)
                                   -------   ---------   --------   -----------
     Net Increase                   16,471   $ 266,773   (453,536)  $(6,636,099)
                                   -------   ---------   --------   -----------

(7)   INVESTMENT TRANSACTIONS

      Purchases  and  sales  of  investment   securities  (excluding  short-term
      securities) by the Fund for the period ended October 31, 2003 were as follows:
                                                Purchases         Sales
                                                ---------       --------
Large Cap Equity Index Fund                      $985,957       $530,552

(8)   CAPITAL LOSS CARRY FORWARDS

      As of April 30, 2003 the Fund had capital loss carryforwards of $3,149,053 available for federal income tax purposes of which $325,141 expires in 2010 and $2,823,912 expires in 2011.

      The Fund also had realized post-October Losses of $955,554 which have been deferred for federal income tax purposes to the fiscal year beginning May 1, 2003.

(9)   DISTRIBUTIONS TO SHAREHOLDERS

      The tax composition of dividends (other than return of capital dividends) for the period ended October 31, 2003 was as follows:

                                                Ordinary          Long-Term
                                                 Income         capital gains
                                                --------        -------------
Large Cap Equity Index Fund                      $12,306            $ --

      The tax composition of dividends (other than return of capital dividends) for the year ended April 30, 2003 was as follows:

                                                Ordinary          Long-Term
                                                 Income         capital gains
                                                --------         -------------
Large Cap Equity Index Fund                     $22,981             $ --

================================================================================
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2003 (Unaudited)
================================================================================

(10)  MISCELLANEOUS

      On July 31, 2003, at the annual meeting of the shareholders, the Fund considered two proposals. They are as follows:

      1.    To elect Directors for the Fund.

      2. To ratify the selection of Briggs, Bunting & Dougherty, LLP as the Fund's independent auditors.

            The voting requirements for each proposal and the number of shares present in person or by proxy were as follows:

                                                    Shares Needed  Shares Needed
                Shares Outstanding  Shares Present   for Quorum    For Approval
                ------------------  --------------   ----------    ------------
Proposal One         424,320            306,894        141,440        153,447
Proposal Two         424,320            306,894        141,440        153,447

No proposals were approved on July 31, 2003 due to an insufficient amount of shareholder votes. The meeting was adjourned for an interim period in order to obtain more shareholder votes. The meeting reconvened on September 18, 2003 with voting requirements met for both proposals, which were approved with voting results as follows:

                                       For              Against         Abstain
                                       ---              -------         -------
Proposal One                         305,401                --           1,493
Proposal Two                         305,401             1,378             115
                              csf  Christian Stewardship Funds
                                   ---------------------------------------------
                                   CONFORMING MARKET INDEXES TO CHRISTIAN VALUES


-------------------------
Visit us online at
www.Christianfunds.com
-------------------------


For more
complete
information
about the CSF
Funds, including
charges and
expenses,
contact the
Distributor at the
address below
to receive a
prospectus.                                     Capstone Asset Planning Company
Please read it                                  5847 San Felipe, Suite 4100
carefully before                         [LOGO] Houston, Texas 77057
you invest or                                   1-800-262-6631
send money.                                     info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive office and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
     (b) There were so significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunder duly authorized.

(Registrant) Christian Stewardship Funds
            ---------------------------------
By: Edward L. Jaroski
   ------------------------------------------
    Edward L. Jaroski, President

Date  January 12, 2004
    -----------------------------------------

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Edward L. Jaroski
   ------------------------------------------
    Edward L. Jaroski, President

Date  January 12, 2004
    -----------------------------------------

By: Linda G. Giuffre
   ------------------------------------------
    Linda G. Giuffre, Secretary/Treasurer

Date  January 12, 2004
    -----------------------------------------